Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 11 — Subsequent Events

The Company has evaluated subsequent events and transactions that occurred after the consolidated balance sheet date through the date these consolidated financial statements were issued and determined that there were no subsequent events that would require adjustment or disclosure, except as described below.

Company Funding

On February 9, 2025, the Company and Sponsor entered into a Subscription Agreement (the “February 2025 Subscription Agreement”) with Kevin Wright and Jeanine Percival Wright Revocable Trust (the “Investor”) pursuant to which the Investor contributed an additional $500,000 to Sponsor (the “Contribution”), which in turn was loaned by Sponsor to the Company to fund any additional extensions of the date by which the Company must consummate an initial Business Combination and to cover working capital expenses. The February 2025 Subscription Agreement provides that in connection with the Contribution, the Company will repay the entire balance of the Contribution to the Investor within five business days of the closing of an initial Business Combination of the Company and that Sponsor will transfer and/or the Company will issue on Sponsor’s behalf an additional 300,000 shares of Class A common stock to the Investor immediately prior to the closing of an initial Business Combination of the Company.

Monthly Extensions

On each of January 10, 2025, February 10, 2025, March 6, 2025 and April 7, 2025, the Company deposited $6,203 into the Trust Account allowing the Company to extend the period of time it has to consummate its initial Business Combination by one month from January 14, 2024 to May 14, 2025 (the “Monthly Extensions”). The Monthly Extensions were the second, third and fifth of up to nine potential monthly extensions permitted under the Company’s Charter.

Waiver of Deferred Underwriting Fee

On January 28, 2025, Citigroup, as representative of the underwriters, agreed to formally waive the deferred underwriting commissions of $8,956,250 in full, pursuant to a deferred fee waiver letter agreement between Citigroup and the Company only upon a successful Business Combination with Ace Green Recycling. The waiver of deferred underwriting commissions is contingent upon a successful Business Combination with Ace Green Recycling.